Significant Accounting Policies Basis of Presentation (Details Narrative) - USD ($)					12 Months Ended
	Dec. 15, 2022	Nov. 21, 2022	Aug. 16, 2022	Nov. 12, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Federal depository insurance					$ 250,000
Deferred offering costs					8,333,135
Underwriting discount				$ 2,875,000	2,875,000
Deferred underwriting discount				5,031,250	5,031,250
Other offering cost				$ 426,884	$ 426,885
Number of share issued underwriters excluding deferred fees amount		$ 500,000
Stock Issued During Period, Shares, New Issues	499,992
[custom:ExciseAndSalesTaxRate]			1.00%
Common Class A [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Anti dilutive securities					14,108,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued underwriters excluding deferred fees amount		$ 500,000
Stock Issued During Period, Shares, New Issues				1,875,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				14,375,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					14,375,000